Schedule of investments

Delaware Tax-Free USA Intermediate Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.17%
Corporate Revenue Bonds - 13.83%
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	$1,842,909
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	3,000,000	3,117,210
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,454,860
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,299,135
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	2,275,000	2,152,673
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	1,006,026
(Capital Appreciation Asset-Backed)
Series B 1.548% 6/1/47 ^	5,885,000	985,914
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,355,668
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1
4.00% 12/1/49 •	5,000,000	5,540,750
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,335,797
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 •	6,000,000	6,106,260
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	814,415
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,401,332
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	65,000	64,860
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,164,806
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	3,105,000	3,432,950
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,637,576

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc. -LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	$3,562,140
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,850,000	4,961,572
5.00% 12/1/37	2,500,000	3,337,775
5.25% 12/1/24	3,050,000	3,542,575
TSASC, New York
Series A 5.00% 6/1/30	475,000	567,867
Series A 5.00% 6/1/31	475,000	565,573
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT) •	975,000	1,095,715
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C
2.419% 6/1/47 ^	29,400,000	3,299,268
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,199,945
		74,845,571
Education Revenue Bonds - 6.15%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,653,434
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,287,540
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,502,920
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,553,430
Colorado Educational & Cultural Facilities Authority
Revenue
(Rocky Mountain Classical Academy Project)
144A 5.00% 10/1/29 #	425,000	482,213
144A 5.00% 10/1/39 #	425,000	470,445
144A 5.00% 10/1/49 #	990,000	1,083,060
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	467,692
Series A 5.00% 2/15/31	365,000	423,327

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/37	430,000	$491,099
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/40	310,000	348,496
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	603,512
Series A 5.00% 4/1/31	1,090,000	1,261,457
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/32	250,000	291,657
4.00% 10/1/36	750,000	865,283
4.00% 10/1/37	500,000	574,460
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,148,027
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,058,165
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,471,517
Pennsylvania Higher Educational Facilities Authority
Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	326,197
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	424,071
Series A 5.00% 7/1/32	235,000	282,061
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	769,116
144A 5.00% 6/15/52 #	640,000	658,374
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/39 #	1,245,000	1,404,235
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	3,070,525

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,314,898
		33,287,211
Electric Revenue Bonds - 3.10%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	305,940
5.00% 9/1/35	1,000,000	1,217,500
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A
4.00% 1/1/44 AGM	2,250,000	2,453,153
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,804,680
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,696,840
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,307,200
		16,785,313
Healthcare Revenue Bonds - 10.08%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B
5.25% 1/1/37	970,000	1,005,512
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,763,450
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	2,205,000	2,224,933
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,256,159
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	304,301
Series A 144A 5.00% 12/1/41 #	1,685,000	1,888,144
Series A 5.25% 12/1/34	2,790,000	3,138,304
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/35	1,630,000	1,666,740
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	549,605
Series A 4.00% 8/1/38	1,500,000	1,642,275
Series A 5.00% 8/1/37	1,105,000	1,326,132

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	$1,138,660
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	532,740
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	477,612
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	485,126
5.00% 7/1/32	440,000	483,586
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,923,776
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,615,210
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,575,420
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,392,500
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,661,845
New Jersey Health Care Facilities Financing Authority
Revenue
(Valley Health System Obligated Group)
4.00% 7/1/35	210,000	240,414
4.00% 7/1/37	670,000	761,971
4.00% 7/1/39	835,000	944,803
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,182,860
144A 5.00% 12/1/32 #	1,100,000	1,297,549
144A 5.00% 12/1/33 #	1,000,000	1,177,510
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,137,296
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,181,540

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	$569,290
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A 5.00% 8/1/38	1,750,000	2,093,735
Wisconsin Health & Educational Facilities Authority
Revenue
(St. Camillus Health System) Series A 5.00% 11/1/39	815,000	889,638
		54,528,636
Lease Revenue Bonds - 4.57%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	330,000	355,694
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,508,740
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,380,000	2,612,550
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,702,350
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,272,250
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,813,596
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,122,650
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	955,177
Series 1 5.00% 1/15/29	3,100,000	3,929,591
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	1,430,000	1,472,743
		24,745,341
Local General Obligation Bonds - 8.01%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,396,088
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	707,462
Series A 5.50% 1/1/35	1,980,000	2,406,334
Series C 5.00% 1/1/26	1,280,000	1,459,264

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	$939,593
5.00% 4/1/36	320,000	363,584
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,495,340
Series C 5.00% 12/1/34	2,160,000	2,470,046
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,094,161
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,297,020
New York City, New York
Series B-1 4.00% 10/1/41	500,000	556,340
Series E 5.00% 8/1/23	3,685,000	4,189,882
Subseries D-1 4.00% 12/1/42	4,300,000	4,834,748
Subseries D-1 5.00% 10/1/30	4,000,000	4,277,200
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,825,640
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,020,320
		43,333,022
Pre-Refunded/Escrowed to Maturity Bonds - 6.86%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,884
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,151,700
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25-20§	2,535,000	2,587,779
New York State
Series A 5.00% 2/15/28-21§	5,000,000	5,239,750
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,219,520
Oregon State
Series L 5.00% 5/1/26-21§	6,000,000	6,324,960
Pennsylvania Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,267,097
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	602,319

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco, California City & County Public Utilities
Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	5,000,000	$5,386,550
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,678,633
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,657,583
		37,133,775
Special Tax Revenue Bonds - 12.62%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	885,945
144A 5.00% 5/1/33 #	650,000	760,201
Baltimore, Maryland
(Senior Lien-Harbor Point Project)
Series A 144A 3.25% 6/1/31 #	95,000	95,635
Series A 144A 3.30% 6/1/32 #	105,000	105,751
Series A 144A 3.35% 6/1/33 #	110,000	110,834
Series A 144A 3.40% 6/1/34 #	115,000	115,920
Series A 144A 3.45% 6/1/35 #	130,000	131,091
Series A 144A 3.50% 6/1/39 #	270,000	272,173
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	485,000	512,209
5.00% 5/1/34	880,000	928,708
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,209,536
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,428,721
Series A 5.25% 1/1/23	5,375,000	5,389,943
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,542,379
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion
Project)
5.00% 12/1/33	245,000	291,974
5.00% 12/1/34	210,000	249,411
5.00% 12/1/35	250,000	296,007
5.00% 12/1/36	285,000	336,491
5.00% 12/1/37	270,000	318,697

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion
Project)
5.00% 12/1/38	345,000	$404,861
5.00% 12/1/39	300,000	351,429
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,068,386
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	432,912
Series B 144A 5.00% 2/1/40 #	200,000	220,680
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,955,392
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,950,539
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,893,220
5.00% 6/15/23	1,250,000	1,348,887
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,644,188
New York City, New York Transitional Finance Authority
Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,292,257
Subseries C 5.00% 11/1/27	4,150,000	4,803,003
Subseries E-1 5.00% 2/1/26	4,020,000	4,340,314
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,208,697
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,226,908
Series A-2 4.329% 7/1/40	4,636,000	4,711,289
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	905,000	905,498
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,425,000	1,547,393
		68,287,479

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 16.34%
California State
5.00% 8/1/26	3,120,000	$3,862,342
5.00% 9/1/30	1,715,000	2,094,615
Series C 5.00% 9/1/30	5,985,000	7,170,509
(Various Purposes)
5.00% 8/1/28	3,000,000	3,864,900
5.00% 4/1/32	1,410,000	1,912,115
5.00% 9/1/32	4,100,000	4,984,944
5.25% 9/1/28	7,750,000	8,303,195
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,441,750
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,052,800
5.00% 7/15/28	3,870,000	4,881,270
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,459,042
Georgia State
Series A 5.00% 7/1/26	3,000,000	3,712,860
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,504,513
Illinois State
4.00% 2/1/24	1,220,000	1,297,787
5.00% 1/1/29	2,000,000	2,242,560
5.00% 3/1/36	960,000	1,006,080
5.00% 11/1/36	1,965,000	2,192,920
Series B 4.00% 11/1/34	4,330,000	4,588,977
Series C 5.00% 11/1/29	3,400,000	3,872,328
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,556,760
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29	3,000,000	3,443,460
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,500,040
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,475,830
		88,421,597
Transportation Revenue Bonds - 14.71%
Atlanta, Georgia Department of Aviation
(Airport Revenue) Series B 4.00% 7/1/49 (AMT)	2,000,000	2,208,580
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,149,720

10 NQ- 037 [11/19] 1/20 (1050094)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	$2,145,316
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,153,000
Series B 5.00% 1/1/33	1,520,000	1,749,201
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,091,350
Series B 5.00% 1/1/37	3,000,000	3,699,360
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,156,794
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25	1,000,000	1,059,620
Series B 5.00% 7/1/26	3,000,000	3,176,910
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,359,025
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,134,001
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,302,926
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,296,604
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,545,803
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,132,916
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	3,942,427
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,974,900
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,665,532
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	611,205
Series B 5.00% 7/1/32	600,000	731,520
Series B 5.00% 7/1/33	1,000,000	1,216,500
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,510,080
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	253,562
Series B 5.00% 1/1/33 (AMT)	315,000	370,692
Series B 5.00% 1/1/34 (AMT)	430,000	505,405

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Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/35 (AMT)	430,000	$504,622
Series B 5.00% 1/1/36 (AMT)	430,000	503,332
Series B 5.00% 1/1/37 (AMT)	430,000	502,756
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,761,445
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,387,537
7.50% 12/31/31	3,765,000	3,784,427
		79,587,068
Water & Sewer Revenue Bonds - 2.90%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,180,892
Charleston, South Carolina Waterworks & Sewer System
Capital Improvement Revenue
5.00% 1/1/40	165,000	210,941
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	532,760
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,570,060
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,616,020
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,833,615
Series A 5.00% 5/15/33	2,250,000	2,744,077
		15,688,365
Total Municipal Bonds (cost $502,876,917)		536,643,378

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(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 0.19%
Variable Rate Demand Notes - 0.19%¤
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series B-4 1.18% 12/1/35 (LOC-TD Bank N. A. )	100,000	$100,000
Geisinger Authority Health System Revenue, Montour
County, Pennsylvania (Geisinger Health System) Series
A 1.12% 5/15/35 (LOC-TD Bank N. A. )	150,000	150,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Allina Health System)
Series B-2
1.15% 11/15/35 (LOC- JPMorgan Chase Bank N. A. )	500,000	500,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series G 1.12% 12/1/30	300,000	300,000
Total Short-Term Investments (cost $1,050,000)		1,050,000

Total Value of Securities – 99.36%
(cost $503,926,917)		537,693,378

Receivables and Other Assets Net of Liabilities – 0.64%		3,471,598
Net Assets Applicable to 44,293,172 Shares Outstanding – 100.00%		$541,164,976

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $23,603,856, which represents
4.36% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

NQ- 037 [11/19] 1/20 (1050094) 13

Schedule of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

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